INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments April 30, 2023 (unaudited)
		Fair
	Shares	Value
COMMON STOCKS (98.8%)

Communication Services (7.1%)
AT&T Inc	380,000	$6,714,600
BCE Inc	125,000	6,008,750
Verizon Communications Inc	280,000	10,872,400
		23,595,750
Consumer Discretionary (5.7%)
Genuine Parts Co	15,000	2,524,650
Home Depot Inc/The	18,000	5,409,720
McDonald's Corp	9,000	2,661,750
Target Corp	28,000	4,417,000
Whirlpool Corp	27,000	3,768,930
		18,782,050
Consumer Staples (15.2%)
Altria Group Inc	90,000	4,275,900
British American Tobacco PLC ADR	160,000	5,928,000
Coca Cola Co/The	113,000	7,248,950
Kimberly Clark Corp	63,000	9,128,070
PepsiCo Inc	55,000	10,498,950
Philip Morris International Inc	84,000	8,397,480
Procter & Gamble Co/The	30,000	4,691,400
		50,168,750
Energy (10.5%)
Coterra EnerCoterra Energy Inc	142,000	3,635,200
Diamondback Energy Inc	44,000	6,256,800
Enbridge Inc	170,000	6,759,200
Exxon Mobil Corp	53,000	6,272,020
Pioneer Natural Resources Co	29,000	6,308,950
TransCanada Corp	130,000	5,400,200
		34,632,370
Financials (15.4%)
Allstate Corp/The	48,000	5,556,480
Bank of America Corp	170,000	4,977,600
BlackRock Inc	10,000	6,712,000
JPMorgan Chase & Co	81,000	11,197,440
Morgan Stanley	75,000	6,747,750
Old Republic International Corp	110,000	2,779,700
PNC Financial Services Group Inc/The	21,000	2,735,250
Prudential Financial Inc	64,000	5,568,000
US Bancorp	135,000	4,627,800
		50,902,020
Health Care (14.0%)
AbbVie Inc	131,000	19,796,720
Bristol Myers Squibb Co	78,000	5,208,060
Johnson & Johnson	38,000	6,220,600
Merck & Co Inc	77,000	8,891,190
Pfizer Inc	164,000	6,377,960
		46,494,530
Industrials (4.0%)
Caterpillar Inc	17,000	3,719,600
Illinois Tool Works Inc	14,000	3,387,160
Lockheed Martin Corp	7,000	3,251,150
3M Co	17,000	1,805,740
United Parcel Service Inc	6,000	1,078,860
		13,242,510
Information Technology (13.8%)
Broadcom Inc	35,500	22,240,750
International Business Machines Corp	35,000	4,424,350
QUALCOMM Inc	68,000	7,942,400
Skyworks Solutions Inc	40,000	4,236,000
Texas Instruments Inc	41,000	6,855,200
		45,698,700
Materials (2.6%)
Air Products & Chemicals Inc	12,000	3,532,320
LyondellBasell Industries NV	54,000	5,108,940
		8,641,260
Utilities (10.5%)
AES Corp/The	160,000	3,785,600
American Electric Power Co Inc	82,000	7,578,440
Dominion Resources Inc/VA	105,000	5,999,700
Duke Energy Corp	48,000	4,746,240
Entergy Corp	58,000	6,239,640
NextEra Energy Inc	85,000	6,513,550
		34,863,170

TOTAL COMMON STOCKS (COST: $298,144,999)		$327,021,110

SHORT-TERM INVESTMENTS (0.6%)
Morgan Stanley Institutional Liquidity Fund, 4.78% (a)	1,833,322	1,833,322
TOTAL SHORT-TERM INVESTMENTS (Cost $1,833,322)		$1,833,322

TOTAL INVESTMENTS (Cost $299,978,321) (99.4%)		328,854,432

OTHER ASSETS LESS LIABILITIES (0.6%)		$1,997,156

NET ASSETS (100.0%)		$330,851,588

PLC - Public Limited Company
ADR - American Depositary Receipt
(a) Seven day yield as of April 30, 2023.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2023 the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Integrity Dividend Harvest Fund
Investments at cost	$299,978,321
Unrealized appreciation	40,962,165
Unrealized depreciation	(12,086,054)
Net unrealized appreciation (depreciation)*	28,876,111

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2023:

Integrity Dividend Harvest Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$327,021,110	$0	$0	$327,021,110
Short-Term Investments	1,833,322	0	0	1,833,322
Total	$328,854,432	$0	$0	$328,854,432